Cover	Sep. 01, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ELYS GAME TECHNOLOGY, CORP.
Entity Central Index Key	0001080319
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false